LEASES: Schedule of Maturities of operating lease liability (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Maturities of operating lease liability

Year Ended:	Operating Lease
December 31, 2021	$29,622
December 31, 2022	15,989
December 31, 2023	-
Total minimum lease payments	45,611
Less: Interest	3,321
Present value of lease obligations	42,290
Less: Current portion	32,362
Long-term portion of lease obligations	$9,928

Year Ended:	Operating Lease
December 31, 2021	$31,759
December 31, 2022	15,989
December 31, 2023	1,154
Total minimum lease payments	48,902
Less: Interest	4,552
Present value of lease obligations	44,350
Less: Current portion	29,172
Long-term portion of lease obligations	$15,178